United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Stock Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: Quarter ended 01/31/16

Item 1. Schedule of Investments

Federated MDT Stock Trust
Portfolio of Investments
January 31, 2016 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—97.9%
		Basic Industries—3.2%
12,071		Avery Dennison Corp.	$735,003
72,302		Bunge Ltd.	4,483,447
23,450		Celanese Corp., Class A	1,493,062
215,355	[1]	Colfax Corp.	4,767,960
77,200		Domtar, Corp.	2,489,700
25,000		International Paper Co.	855,250
78,104		Mosaic Co./The	1,882,306
83,700		United States Steel Corp.	585,900
		TOTAL	17,292,628
		Capital Goods—7.1%
70,300		AGCO Corp.	3,428,531
43,334		Caterpillar, Inc.	2,697,108
8,310		Dover Corp.	485,720
39,006		Eaton Corp. PLC	1,970,193
24,111	[1]	First Solar, Inc.	1,655,461
92,030		General Cable Corp.	1,078,592
49,806		General Dynamics Corp.	6,662,549
41,800	[1]	Jacobs Engineering Group, Inc.	1,639,814
433,061		Joy Global, Inc.	4,317,618
21,438		Northrop Grumman Corp.	3,967,316
14,082		OshKosh Truck Corp.	463,720
60,100		Pitney Bowes, Inc.	1,176,758
27,134		Raytheon Co.	3,479,664
158,686		SPX Corp.	1,475,780
74,800		Trinity Industries, Inc.	1,602,216
22,035		Waste Management, Inc.	1,166,753
12,900	[1]	WESCO International, Inc.	520,902
		TOTAL	37,788,695
		Consumer Cyclicals—6.9%
54,815		Abercrombie & Fitch Co., Class A	1,438,346
46,254		Best Buy Co., Inc.	1,291,874
22,000		Big Lots, Inc.	853,160
27,245		CVS Health Corp.	2,631,595
49,802		Dillards, Inc., Class A	3,506,559
53,253		Edgewell Personal Care Co.	3,941,254
13,980		Foot Locker, Inc.	944,489
17,900		Guess?, Inc.	331,866
104,161		Kohl's Corp.	5,182,010
15,237		PVH Corp.	1,118,091
185,287		Target Corp.	13,418,484
26,506		Wal-Mart Stores, Inc.	1,758,938
		TOTAL	36,416,666
		Consumer Durables—2.3%
38,853		Allison Transmission Holdings, Inc.	924,313
313,726		Ford Motor Co.	3,745,888
84,043		General Motors Co.	2,491,035

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Durables—continued
150,453		Goodyear Tire & Rubber Co.	$4,274,370
6,823		Lear Corp.	708,432
		TOTAL	12,144,038
		Consumer Staples—6.6%
186,760		Archer-Daniels-Midland Co.	6,601,966
134,377		Campbell Soup Co.	7,580,207
22,100		Coca-Cola Enterprises, Inc.	1,025,882
38,969		ConAgra Foods, Inc.	1,622,669
60,447		Ingredion, Inc.	6,088,222
106,364		Mondelez International, Inc., Class A	4,584,288
13,174		Philip Morris International, Inc.	1,185,792
76,600	[1]	Pilgrim's Pride Corp.	1,698,988
66,200		Tyson Foods, Inc., Class A	3,532,432
31,291		Whole Foods Market, Inc.	917,139
		TOTAL	34,837,585
		Energy—11.6%
54,307		Chesapeake Energy Corp.	184,101
28,300		Diamond Offshore Drilling, Inc.	526,097
323,191		Ensco PLC, Class A	3,160,808
46,882		Exxon Mobil Corp.	3,649,764
11,886		Hess Corp.	505,155
78,606		HollyFrontier Corp.	2,748,852
88,756		Marathon Oil Corp.	863,596
214,985		Marathon Petroleum Corp.	8,984,223
91,053		Murphy Oil Corp.	1,785,549
82,400	[1]	Nabors Industries Ltd.	606,464
266,098		National-Oilwell Varco, Inc.	8,658,829
416,473		Noble Corp. PLC	3,244,325
48,146		NRG Energy, Inc.	512,273
11,601		Occidental Petroleum Corp.	798,497
19,900	[1]	Oil States International, Inc.	561,777
54,753		PBF Energy, Inc.	1,915,807
61,869		Phillips 66	4,958,800
36,234		Rowan Companies PLC	458,360
37,660	[1]	Seadrill Ltd.	77,956
45,200		Superior Energy Services, Inc.	466,012
39,297		Tesoro Petroleum Corp.	3,428,663
194,427		Valero Energy Corp.	13,195,761
		TOTAL	61,291,669
		Financial Services—27.3%
151,066		Aflac, Inc.	8,755,785
76,739		Allstate Corp.	4,650,383
8,100		American Financial Group, Inc.	574,938
90,314		American International Group, Inc.	5,100,935
5,996		Ameriprise Financial, Inc.	543,537
107,900		Assured Guaranty Ltd.	2,565,862
9,931		Axis Capital Holdings Ltd.	535,380
377,407		Bank of America Corp.	5,336,535
106,149		Bank of New York Mellon Corp.	3,844,717
150,274		Capital One Financial Corp.	9,860,980

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financial Services—continued
252,027		Citigroup, Inc.	$10,731,310
14,316		Comerica, Inc.	491,039
37,929		Everest Re Group Ltd.	6,787,015
317,900		Fifth Third Bancorp	5,022,820
257,223		First Horizon National Corp.	3,274,449
77,002		Hartford Financial Services Group, Inc.	3,093,940
227,544		JPMorgan Chase & Co.	13,538,868
103,098		KeyCorp	1,150,574
111,300		Navient Corp.	1,064,028
142,903		PNC Financial Services Group	12,382,545
59,100		Popular, Inc.	1,485,774
189,407		Prudential Financial, Inc.	13,273,643
43,421		SunTrust Banks, Inc.	1,588,340
67,237	[1]	Synchrony Financial	1,910,876
125,927		The Travelers Cos., Inc.	13,479,226
268,509		Wells Fargo & Co.	13,487,207
		TOTAL	144,530,706
		Health Care—10.9%
37,081		Aetna, Inc.	3,776,329
30,296	[1]	Alere, Inc.	1,127,011
60,457		Anthem, Inc.	7,889,034
361,014		Baxter International, Inc.	13,213,112
204,789	[1]	Community Health Systems, Inc.	4,398,868
69,429	[1]	HCA, Inc.	4,830,870
17,073	[1]	Hologic, Inc.	579,458
118,843		Merck & Co., Inc.	6,021,775
380,442		Pfizer, Inc.	11,599,676
56,181		Quest Diagnostics, Inc.	3,689,406
4,786		UnitedHealth Group, Inc.	551,156
		TOTAL	57,676,695
		IT Services—12.1%
103,486		Avnet, Inc.	4,131,161
37,867		CA, Inc.	1,087,919
71,831		Cisco Systems, Inc.	1,708,860
221,652		Computer Sciences Corp.	7,108,380
30,700		GameStop Corp., Class A	804,647
1,126,061		Hewlett-Packard Co.	10,934,052
103,215		IBM Corp.	12,880,200
95,604		Ingram Micro, Inc., Class A	2,696,033
99,210		Intel Corp.	3,077,494
40,200		Jabil Circuit, Inc.	800,382
265,295		Juniper Networks, Inc.	6,260,962
58,400	[1]	Micron Technology, Inc.	644,152
22,816	[1]	NCR Corp.	486,893
148,508		NetApp, Inc.	3,256,781
16,334		NVIDIA Corp.	478,423
83,606	[1]	Tech Data Corp.	5,217,014
210,457		Vishay Intertechnology, Inc.	2,411,837
		TOTAL	63,985,190

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Public Utilities—8.8%
85,100		AES Corp.	$808,450
31,614		American Electric Power Co., Inc.	1,927,505
416,880		CenturyLink, Inc.	10,597,090
9,683		Consolidated Edison Co.	671,903
111,484		Entergy Corp.	7,868,541
47,723		FirstEnergy Corp.	1,577,722
633,963		NiSource, Inc.	13,319,563
16,482		PPL Corp.	577,859
215,733		Public Service Enterprises Group, Inc.	8,909,773
18,400		Telephone and Data System, Inc.	426,696
		TOTAL	46,685,102
		Transportation—1.1%
49,251		Copa Holdings SA, Class A	2,319,722
55,300		Delta Air Lines, Inc.	2,449,237
44,552	[1]	Jet Blue Airways Corp.	949,403
		TOTAL	5,718,362
		TOTAL COMMON STOCKS (IDENTIFIED COST $545,279,112)	518,367,336
		INVESTMENT COMPANY—2.4%
12,794,927	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.35%[3] (AT NET ASSET VALUE)	12,794,927
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $558,074,039)[4]	531,162,263
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(1,496,059)
		TOTAL NET ASSETS—100%	$529,666,204
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $558,074,039. The net unrealized depreciation of investments for federal tax purposes was $26,911,776. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $34,316,949 and net unrealized depreciation from investments for those securities having an excess of cost over value of $61,228,725.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Stock Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2016